COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Nov. 02, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense		$ 3,141	$ 3,282	$ 3,129
Short-term lease expense		92
Bank guarantees		863
Short-term maturities of operating lease liabilities		116
Guarantees in favor of lease		$ 481
Damages claimed by Netonomy Ltd | ₪	₪ 2.6